Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Expense Related to Post-employment Benefit Plans under Defined Contribution Plans
(a)	Defined contribution plans
The expenses related to post-employment benefit plans under defined contribution plans for the years ended December 31, 2023, 2024 and 2025 were as follows:

(in millions of Won)	2023		2024	2025
Expense related to post-employment benefit plans under defined contribution plans	￦	70,394	81,811	79,817

Amounts Recognized in Relation to Net Defined Benefit Liabilities in Statements of Financial Position
(b)	Defined benefit plans

1)	The amounts recognized in relation to net defined benefit assets in the consolidated statements of financial position as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Present value of funded obligations	￦	2,589,246	2,631,811
Fair value of plan assets(*1)		(2,962,342)	(2,923,780)
Present value of non-funded obligations		7,092	(4,954)

Net defined benefit assets	￦	(366,004)	(296,923)

(*1)
As of December 31, 2024 and 2025, the Company recognized net defined benefit assets amounting to
￦
409,147 million and
￦
360,112

million, respectively, which represent the excess of each consolidated entity’s plan asset over the present value of defined benefit obligations.

Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets
2)	Changes in present value of defined benefit obligations for the years ended December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Defined benefit obligations at the beginning of year	￦	2,476,709	2,596,338
Current service costs		266,460	279,517
Interest costs		93,131	87,759
Remeasurements :		147,838	30,591
- Loss (gain) from change in financial assumptions		92,706	(8,892)
- Loss (gain) from change in demographic assumptions		2,700	(172)
- Loss from change in others		52,432	39,655
Benefits paid		(336,899)	(382,620)
Others		(50,901)	15,272

Defined benefit obligations at the end of year	￦	2,596,338	2,626,857

3)	Changes in fair value of plan assets for the years ended December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Fair value of plan assets at the beginning of year	￦	2,902,714	2,962,342
Interest on plan assets		112,768	103,044
Remeasurement of plan assets		20,345	3,967
Contributions to plan assets		251,891	225,385
Benefits paid		(279,304)	(368,537)
Others		(46,072)	(2,421)

Fair value of plan assets at the end of year	￦	2,962,342	2,923,780

Fair Value of Plan Assets
4)	The fair value of plan assets as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Equity instruments	￦	14,507	148,379
Debt instruments		404,311	471,059
Deposits		2,268,197	1,868,077
Others		275,327	436,265

	￦	2,962,342	2,923,780

Amounts Recognized in Consolidated Statements of Comprehensive Income
5)	The amounts recognized in consolidated statements of comprehensive income for the years ended December 31, 2023, 2024 and 2025 were as follows:

(in millions of Won)	2023		2024	2025
Current service costs	￦	235,340	266,460	279,517
Net interest costs(*1)		(28,726)	(19,637)	(15,285)

	￦	206,614	246,823	264,232

(*1)	The actual return on plan assets amounted to ￦ 148,786 million , ￦ 133,113 million and ￦ 107,011 million for the years ended December 31, 2023, 2024 and 2025, respectively.

The above expenses by function are as follows:

(in millions of Won)	2023		2024	2025
Cost of sales	￦	135,687	155,146	184,140
Selling and administrative expenses and others		70,927	91,677	80,092

	￦	206,614	246,823	264,232

Accumulated Actuarial Losses, Net of Tax Recognized in Other Comprehensive Income
6)	Accumulated actuarial losses, net of tax recognized in other comprehensive income for the years ended December 31, 2023, 2024 and 2025 are as follows:

(in millions of Won)	2023		2024	2025
Beginning	￦	(396,297)	(514,845)	(610,190)
Remeasurements of defined benefit plans		(118,548)	(95,345)	(13,163)

Ending	￦	(514,845)	(610,190)	(623,353)

Principal Actuarial Assumptions
7)	The principal actuarial assumptions as of December 31, 2024 and 2025 are as follows:

(%)	2024	2025
Discount rate	2.50 ~ 21.55	0.92 ~ 7.30
Expected future increase in salaries(*1)	1.50 ~ 29.32	1.50 ~ 29.32

(*1)	The expected future increases in salaries are based on the average salary increase rate over the past five years.

Changes to Defined Benefit Obligation Due to Reasonably Possible Changes to one of the Relevant Actuarial Assumptions
8)
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding the other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

(in millions of Won)	1% Increase			1% Decrease
	Amount		Percentage(%)	Amount	Percentage(%)
Discount rate	￦	(164,782)	(6.3)	190,289	7.2
Expected future increase in salaries		186,448	7.1	(165,385)	(6.3)

Maturity of Expected Benefit Payments
9)	As of December 31, 2025, the maturity of the expected benefit payments are as follows:

(in millions of Won)	Within 1year		1 year - 5 years	5 years - 10 years	10 years - 20 years	After 20 years	Total
Benefits to be paid	￦	282,046	933,451	795,447	1,389,605	672,620	4,073,169